Property, plant and equipment - Right-of-use assets (Leases) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Ports [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	$ 680
Additions and contract modifications	23
Depreciation	(54)
Translation adjustment	8
Ending balance	657
Ships [member]
IfrsStatementLineItems [Line Items]
Beginning balance	492
Depreciation	(44)
Translation adjustment	5
Ending balance	453
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	215
Additions and contract modifications	20
Depreciation	(45)
Translation adjustment	14
Ending balance	204
Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	84
Additions and contract modifications	22
Depreciation	(28)
Translation adjustment	9
Ending balance	87
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	49
Depreciation	(7)
Translation adjustment	(3)
Ending balance	39
Mning Equipment And Locomotives [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	17
Additions and contract modifications	12
Depreciation	(7)
Translation adjustment	(7)
Ending balance	15
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,537
Additions and contract modifications	77
Depreciation	(185)
Translation adjustment	26
Ending balance	$ 1,455